Segment Reporting (Details) - Schedule of Segment’s Revenue and Gross Profit	12 Months Ended
Mar. 31, 2023 USD ($)
Automobile [Member]
Segment Reporting (Details) - Schedule of Segment’s Revenue and Gross Profit [Line Items]
Revenues	$ 22,982,777
Cost	(22,631,083)
Segment gross profit	$ 351,694
Segment gross profit margin	1.50%
Healthcare products [Member]
Segment Reporting (Details) - Schedule of Segment’s Revenue and Gross Profit [Line Items]
Revenues	$ 31,770,835
Cost	(28,551,175)
Segment gross profit	$ 3,219,660
Segment gross profit margin	10.10%
Consolidated [Member]
Segment Reporting (Details) - Schedule of Segment’s Revenue and Gross Profit [Line Items]
Revenues	$ 98,152,825
Cost	(93,098,463)
Segment gross profit	$ 5,054,362
Segment gross profit margin	5.10%
Online Store [Member]
Segment Reporting (Details) - Schedule of Segment’s Revenue and Gross Profit [Line Items]
Revenues	$ 42,201,865
Cost	(40,739,395)
Segment gross profit	$ 1,462,470
Segment gross profit margin	3.50%
Internet Information and Advertising Service [Member]
Segment Reporting (Details) - Schedule of Segment’s Revenue and Gross Profit [Line Items]
Revenues	$ 1,197,348
Cost	(1,176,810)
Segment gross profit	$ 20,538
Segment gross profit margin	1.70%